Intangible assets and goodwill - Key Assumptions (Details)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Discount rate	15.50%	15.50%	15.00%
Revenue growth rates over the next five fiscal years	5.00%		3.00%
Terminal value growth rate	3.00%	3.00%	3.00%
Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Revenue growth rates over the next five fiscal years		3.00%
Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Revenue growth rates over the next five fiscal years		5.00%